Fair Value Measurements (Schedule of Financial Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 238,677	$ 240,439
Total loans, net of allowance for loan losses	964,289	953,012
FINANCIAL LIABILITIES
Deposits	1,243,431	1,267,104
Securitization liabilities at amortized cost	16,017	14,841
Subordinated notes and debentures	10,345	10,733
Carrying value [Member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	238,677	240,439
Total loans, net of allowance for loan losses	964,289	953,012
Total financial assets not carried at fair value	1,202,966	1,193,451
FINANCIAL LIABILITIES
Deposits	1,243,431	1,267,104
Securitization liabilities at amortized cost	16,017	14,841
Subordinated notes and debentures	10,345	10,733
Total financial liabilities not carried at fair value	1,269,793	1,292,678
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	237,382	239,157
Total loans, net of allowance for loan losses	965,599	956,424
Total financial assets not carried at fair value	1,202,981	1,195,581
FINANCIAL LIABILITIES
Deposits	1,242,629	1,267,466
Securitization liabilities at amortized cost	15,973	14,805
Subordinated notes and debentures	10,422	10,929
Total financial liabilities not carried at fair value	1,269,024	1,293,200
Government and government-related securities [member] | Carrying value [Member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	175,268	183,593
Government and government-related securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	174,211	182,478
Other debt securities [member] | Carrying value [Member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	63,409	56,846
Other debt securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 63,171	$ 56,679